Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2021	2022
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	32,723	32,685
Office equipment, furniture and others	12,201	25,255
Production machinery	3,680	4,744
Computers and electrical equipment	8,370	7,652
Total	156,140	169,502
Accumulated depreciation	(30,875)	(51,279)
Impairment of property and equipment	(689)	(2,039)
Net book value	124,576	116,184